Related Parties Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Parties Balances and Transactions [Abstract]
Schedule of Related Parties Transactions

Related parties with whom the Company had transactions are:

Related Parties	Relationship
Mr. Bao	Controlling shareholder of the Company

Mr. He	Beneficial shareholder of the Company

Mr. Yu	Chief Financial Officer of the Company

Mr. Wu	Director of the Company

Philectronics	An equity method investee of the Company

Grandsky Phoenix Limited	100% owned by Mr. Bao
Due from related parties
	As of March 31,
	2024	2025
	RMB	RMB
Philectronics	553	566
	553	566
Due to related parties
	As of March 31,
	2024	2025
	RMB	RMB
Mr. Bao	11,839	17,279
Grandsky Phoenix Limited	23,405	22,503
Mr. Wu	-	1,005
	35,244	40,787